Restructuring charges	9 Months Ended
Sep. 30, 2011
Restructuring charges [Abstract]
Restructuring charges
Note 9: Restructuring charges

Net restructuring charges for each period consisted of the following components:

	Quarter Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Severance accruals	$3,011	$384	$5,834	$3,591
Severance reversals	(205)	(686)	(1,114)	(2,238)
Operating lease obligations	52	-	52	415
Operating lease reversals	-	(72)	-	(380)
Net restructuring accruals	2,858	(374)	4,772	1,388
Other costs	1,740	476	5,904	1,185
Net restructuring charges	$4,598	$102	$10,676	$2,573

The net restructuring charges are reflected in the consolidated statements of income as follows:

	Quarter Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Cost of goods sold	$261	$(1)	$837	$562
Operating expenses	4,337	103	9,839	2,011
Net restructuring charges	$4,598	$102	$10,676	$2,573

2011 restructuring charges – During the quarter and nine months ended September 30, 2011, the net restructuring accruals included severance charges related to employee reductions across functional areas as we continue to reduce costs. The restructuring accruals included severance benefits for approximately 100 employees for the quarter ended September 30, 2011 and severance benefits for approximately 190 employees for the nine months ended September 30, 2011. These charges were reduced by the reversal of restructuring accruals recorded primarily in 2010 as fewer employees received severance benefits than originally estimated. Other restructuring costs, which were expensed as incurred, included items such as employee and equipment moves, training and travel related to our restructuring activities.

2010 restructuring charges – During the quarter and nine months ended September 30, 2010, the net restructuring accruals included severance charges related to employee reductions in various functional areas as we continued our cost reduction initiatives. Net restructuring accruals for the nine months ended September 30, 2010 also included employee reductions resulting from the acquisition of Custom Direct in April 2010. The restructuring accruals included severance benefits for approximately 40 employees for the quarter ended September 30, 2010 and severance benefits for approximately 115 employees for the nine months ended September 30, 2010. These charges were reduced by the reversal of restructuring accruals as fewer employees received severance benefits than originally estimated. Other restructuring costs, which were expensed as incurred, included items such as equipment moves, training and travel related to our restructuring activities.

Restructuring accruals of $5,836 as of September 30, 2011 are reflected in the consolidated balance sheet as accrued liabilities of $5,692 and other non-current liabilities of $144. Restructuring accruals of $6,798 as of December 31, 2010 are reflected in the consolidated balance sheet as accrued liabilities of $6,435 and other non-current liabilities of $363. The majority of the employee reductions are expected to be completed by early 2012. We expect most of the related severance payments to be fully paid by mid-2012, utilizing cash from operations. The remaining payments due under operating lease obligations will be paid through May 2013. As of September 30, 2011, approximately 160 employees had not yet started to receive severance benefits. Further information regarding our restructuring accruals can be found under the caption “Note 8: Restructuring charges” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.

As of September 30, 2011, our restructuring accruals, by company initiative, were as follows:

	2008 initiatives	2009 initiatives	2010 initiatives	2011 initiatives	Total
Balance, December 31, 2010	$117	$652	$6,029	$-	$6,798
Restructuring charges	-	4	75	5,807	5,886
Restructuring reversals	(11)	(56)	(990)	(57)	(1,114)
Payments	(106)	(378)	(3,655)	(1,595)	(5,734)
Balance, September 30, 2011	$-	$222	$1,459	$4,155	$5,836

Cumulative amounts:
Restructuring charges	$27,545	$11,019	$9,715	$5,807	$54,086
Restructuring reversals	(5,881)	(1,669)	(1,254)	(57)	(8,861)
Payments	(21,664)	(9,128)	(7,002)	(1,595)	(39,389)
Balance, September 30, 2011	$-	$222	$1,459	$4,155	$5,836

As of September 30, 2011, the components of our restructuring accruals, by segment, were as follows:

	Employee severance benefits				Operating lease obligations
	Small Business Services	Financial Services	Direct Checks	Corporate	Small Business Services	Direct Checks	Total
Balance, December 31, 2010	$1,248	$1,954	$252	$2,616	$236	$492	$6,798
Restructuring charges	1,209	2,235	79	2,311	52	-	5,886
Restructuring reversals	(687)	(222)	(32)	(173)	-	-	(1,114)
Inter-segment transfer	125	234	2	(361)	-	-	-
Payments	(1,003)	(2,045)	(216)	(2,167)	(150)	(153)	(5,734)
Balance, September 30, 2011	$892	$2,156	$85	$2,226	$138	$339	$5,836

Cumulative amounts(1):
Restructuring charges	$15,219	$8,936	$2,898	$24,662	$1,862	$509	$54,086
Restructuring reversals	(2,454)	(1,056)	(157)	(4,801)	(393)	-	(8,861)
Inter-segment transfer	914	619	63	(1,596)	-	-	-
Payments	(12,787)	(6,343)	(2,719)	(16,039)	(1,331)	(170)	(39,389)
Balance, September 30, 2011	$892	$2,156	$85	$2,226	$138	$339	$5,836

(1) Includes accruals related to our cost reduction initiatives for 2008 through 2011.